Horizon ESG & Defensive Core Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 8.2%
	Exchange Traded Funds - 8.2%
168,043	SPDR Bloomberg 1-3 Month T-Bill ETF	$15,411,223
	TOTAL INVESTMENT COMPANIES (Cost - $15,350,728)	15,411,223

	COMMON STOCKS - 88.1%
	Accommodation and Food Services - 0.1%
382	Vail Resorts, Inc.	89,193

	Advertising - 0.1%
3,689	Interpublic Group of Cos., Inc.	131,107

	Airlines - 0.0% (b)
1,526	Delta Air Lines, Inc. (a)	58,507

	Apparel - 0.8%
12,032	Nike, Inc., Class B	1,429,281
3,142	VF Corp.	77,985
		1,507,266
	Auto Manufacturers - 0.2%
1,342	Cummins, Inc.	326,213

	Auto Parts & Equipment - 0.2%
2,580	Aptiv PLC (a)	300,002
2,246	BorgWarner, Inc.	112,929
		412,931
	Banks - 2.3%
7,282	Bank of New York Mellon Corp.	370,508
4,690	Citizens Financial Group, Inc.	195,854
1,738	First Republic Bank	213,791
13,681	Huntington Bancshares, Inc.	209,593
8,790	KeyCorp	160,769
12,161	Morgan Stanley	1,173,537
1,874	Northern Trust Corp.	178,536
3,897	PNC Financial Services Group, Inc.	615,414
8,811	Regions Financial Corp.	205,473
3,478	State Street Corp.	308,429
558	SVB Financial Group (a)	160,765
12,570	Truist Financial Corp.	590,162
		4,382,831
	Beverages - 2.5%
39,079	Coca-Cola Co.	2,325,591
13,104	PepsiCo, Inc.	2,273,937
		4,599,528
	Biotechnology - 1.9%
5,065	Amgen, Inc.	1,173,358
1,375	Biogen, Inc. (a)	371,058
11,834	Gilead Sciences, Inc.	952,992
1,512	Illumina, Inc. (a)	301,190
2,408	Vertex Pharmaceuticals, Inc. (a)	699,018
		3,497,616
	Building Materials - 0.6%
7,957	Carrier Global Corp.	358,304
1,227	Fortune Brands Home & Security, Inc.	76,013
6,507	Johnson Controls International PLC	408,119
589	Martin Marietta Materials, Inc.	211,963
2,140	Masco Corp.	112,200
		1,166,599
	Chemicals - 1.6%
1,021	Celanese Corp.	118,671
2,428	International Flavors & Fragrances, Inc.	226,289
4,735	Linde PLC	1,649,532
3,299	Mosaic Co.	175,474
2,248	PPG Industries, Inc.	296,871
2,344	Sherwin-Williams Co.	518,844
		2,985,681
	Commercial Services - 1.9%
3,911	Automatic Data Processing, Inc.	859,716
2,435	Ecolab, Inc.	388,066
359	MarketAxess Holdings, Inc.	122,581
1,558	Moody's Corp.	452,054
1,365	Quanta Services, Inc.	220,311
1,044	Robert Half International, Inc.	84,167
2,092	Rollins, Inc.	73,638
3,217	S&P Global, Inc.	1,097,640
660	United Rentals, Inc.	309,230
		3,607,403
	Computers - 1.7%
6,005	Accenture PLC, Class A	1,594,628
12,308	Hewlett Packard Enterprise Co.	192,128
9,846	HP, Inc.	290,654
8,577	International Business Machines Corp.	1,109,006
		3,186,416
	Cosmetics/Personal Care - 2.2%
7,505	Colgate-Palmolive Co.	550,116
2,204	Estee Lauder Cos., Inc., Class A	535,682
22,605	Procter & Gamble Co.	3,109,544
		4,195,342
	Distribution/Wholesale - 0.5%
4,065	Copart, Inc. (a)	286,420
5,443	Fastenal Co.	280,641
2,481	LKQ Corp.	142,136
427	WW Grainger, Inc.	285,420
		994,617
	Diversified Financial Services - 6.6%
6,011	American Express Co.	1,045,854
1,031	Ameriprise Financial, Inc.	353,499
1,441	BlackRock, Inc.	993,469
1,011	CBOE Global Markets, Inc.	127,558
13,933	Charles Schwab Corp.	1,085,659
3,412	CME Group, Inc.	632,448
2,581	Discover Financial Services	289,072
2,853	Franklin Resources, Inc.	84,078
5,243	Intercontinental Exchange, Inc.	533,737
3,253	Invesco, Ltd.	57,448
8,180	MasterCard, Inc., Class A	2,906,272
3,276	Nasdaq, Inc.	183,653
1,859	Raymond James Financial, Inc.	201,627
4,534	Synchrony Financial	161,909
2,132	T. Rowe Price Group, Inc.	239,381
15,520	Visa, Inc.	3,413,469
3,646	Western Union Co.	47,252
		12,356,385
	Electric - 0.7%
3,367	Consolidated Edison, Inc.	300,842
3,624	Edison International	239,945
3,279	Eversource Energy	247,105
2,992	Sempra Energy	448,680
		1,236,572
	Electronics - 1.0%
2,816	Agilent Technologies, Inc.	399,787
825	Allegion PLC	92,986
3,180	Fortive Corp.	211,979
1,701	Keysight Technologies, Inc. (a)	272,092
210	Mettler-Toledo International, Inc. (a)	301,079
1,010	Roper Technologies, Inc.	434,502
566	Waters Corp. (a)	175,964
		1,888,389
	Environmental Control - 0.2%
1,540	Pentair PLC	86,148
2,094	Republic Services, Inc.	269,979
		356,127
	Finance and Insurance - 1.0%
2,931	Ally Financial, Inc.	88,076
3,522	Arch Capital Group Ltd. (a)	246,540
1,882	Carlyle Group Inc/The	64,741
3,568	Equitable Holdings, Inc.	112,107
764	LPL Financial Holdings, Inc.	190,664
429	MercadoLibre, Inc. (a)	523,380
13,389	US Bancorp	639,057
1,667	Webster Financial Corp.	88,551
		1,953,116
	Food - 0.8%
2,002	Campbell Soup Co.	105,145
4,547	Conagra Brands, Inc.	165,556
5,620	General Mills, Inc.	446,846
2,845	Hormel Foods Corp.	126,261
2,417	Kellogg Co.	159,377
6,465	Kroger Co.	278,900
2,387	McCormick & Co., Inc.	177,402
		1,459,487
	Forest Products & Paper - 0.1%
3,269	International Paper Co.	118,959

	Gas - 0.1%
1,326	Atmos Energy Corp.	149,586

	Hand/Machine Tools - 0.1%
507	Snap-on, Inc.	126,081

	Health Care and Social Assistance - 0.0% (b)
903	Novocure Ltd. (a)	69,504

	Healthcare Products - 2.3%
239	ABIOMED, Inc. (a)(d)	–
699	Align Technology, Inc. (a)	216,341
4,775	Baxter International, Inc.	190,761
2,028	Dentsply Sirona, Inc.	77,206
5,942	Edwards Lifesciences Corp. (a)	477,975
2,374	Hologic, Inc. (a)	189,065
791	IDEXX Laboratories, Inc. (a)	374,333
1,397	ResMed, Inc.	297,561
939	STERIS PLC	176,560
436	Teleflex, Inc.	103,868
3,737	Thermo Fisher Scientific, Inc.	2,024,557
702	West Pharmaceutical Services, Inc.	222,555
		4,350,782
	Healthcare Services - 1.4%
2,260	Anthem, Inc.	1,061,454
519	DaVita, Inc. (a)	42,693
2,188	HCA Healthcare, Inc.	532,668
1,188	Humana, Inc.	588,084
852	Laboratory Corp. of America Holdings	203,935
1,110	Quest Diagnostics, Inc.	153,580
		2,582,414
	Household Products/Wares - 0.3%
1,171	Clorox Co.	182,020
3,193	Kimberly-Clark Corp.	399,285
		581,305
	Housewares - 0.0% (b)
3,744	Newell Brands, Inc.	54,999

	Information - 0.6%
359	FactSet Research Systems, Inc.	148,823
432	HubSpot, Inc. (a)	167,124
8,744	Lumen Technologies, Inc.	29,730
7,490	Sirius XM Holdings, Inc.	32,881
1,561	Splunk, Inc. (a)	160,002
2,005	VMware, Inc. (a)	220,811
22,019	Warner Bros Discovery, Inc. (a)	343,937
2,506	ZoomInfo Technologies, Inc. (a)	60,570
		1,163,878
	Insurance - 3.0%
5,793	Aflac, Inc.	394,793
2,550	Allstate Corp.	328,389
7,200	American International Group, Inc.	439,992
1,997	Arthur J Gallagher & Co.	374,138
506	Assurant, Inc.	64,459
3,919	Chubb Ltd.	826,987
3,062	Hartford Financial Services Group, Inc.	239,693
1,538	Lincoln National Corp.	48,785
1,943	Loews Corp.	118,698
4,724	Marsh & McLennan Cos., Inc.	765,949
2,371	Principal Financial Group, Inc.	212,347
5,573	Progressive Corp.	799,837
3,563	Prudential Financial, Inc.	356,300
2,263	Travelers Cos., Inc.	418,927
1,043	Willis Towers Watson PLC	244,438
		5,633,732
	Internet - 2.9%
56,908	Alphabet, Inc., Class A (a)	5,125,135
5,267	eBay, Inc.	241,755
5,681	Gen Digital, Inc.	110,836
		5,477,726
	Iron/Steel - 0.2%
2,491	Nucor Corp.	417,093

	Lodging - 0.2%
2,606	Hilton Worldwide Holdings, Inc.	376,593

	Machinery - Construction & Mining - 0.6%
5,004	Caterpillar, Inc.	1,198,708

	Machinery - Diversified - 1.4%
2,799	Deere & Co.	1,173,453
1,357	Dover Corp.	203,414
711	IDEX Corp.	159,961
3,825	Ingersoll Rand, Inc.	222,118
3,975	Otis Worldwide Corp.	336,364
1,097	Rockwell Automation, Inc.	323,538
1,707	Xylem, Inc.	175,224
		2,594,072
	Management of Companies and Enterprises - 0.0% (b)
3,082	Rivian Automotive, Inc., Class A (a)	59,483

	Manufacturing - 6.8%
52,651	Alphabet, Inc., Class C (a)	4,754,385
1,764	BioMarin Pharmaceutical, Inc. (a)	175,677
1,463	Bio-Techne Corp.	106,272
1,458	Bunge Ltd.	139,239
1,630	Catalent, Inc. (a)	111,199
1,631	Cognex Corp.	77,342
4,061	Elanco Animal Health, Inc. (a)	46,580
619	Generac Holdings, Inc. (a)	74,286
1,545	HF Sinclair Corp.	76,817
666	Insulet Corp. (a)	184,056
594	Jazz Pharmaceuticals Plc (a)	83,398
7,393	Keurig Dr Pepper, Inc.	255,428
575	Lear Corp.	80,299
298	Lennox International, Inc.	75,939
1,100	Lululemon Athletica, Inc. (a)	340,120
2,492	NXP Semiconductors NV	444,772
910	Owens Corning	88,989
4,956	Plug Power, Inc. (a)	73,696
1,740	Steel Dynamics, Inc.	219,431
25,222	Tesla, Inc. (a)	5,188,418
2,348	Trimble, Inc. (a)	122,237
		12,718,580
	Media - 0.9%
17,227	Walt Disney Co. (a)	1,715,981

	Mining - 0.2%
7,667	Newmont Goldcorp Corp.	334,358

	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
2,063	Targa Resources Corp.	152,868

	Miscellaneous Manufacturing - 1.3%
5,275	3M Co.	568,328
1,220	AO Smith Corp.	80,069
3,814	Eaton Corp PLC	667,183
2,936	Illinois Tool Works, Inc.	684,558
2,171	Trane Technologies PLC	401,570
		2,401,708
	Office/Business Equipment - 0.1%
491	Zebra Technologies Corp., Class A (a)	147,423

	Oil & Gas - 0.8%
4,788	Marathon Petroleum Corp.	591,797
4,600	Phillips 66	471,776
3,769	Valero Energy Corp.	496,490
		1,560,063
	Oil & Gas Services - 0.7%
9,602	Baker Hughes & GE Co., Class A	293,821
8,835	Halliburton Co.	320,092
13,705	Schlumberger, Ltd.	729,243
		1,343,156
	Packaging & Containers - 0.2%
14,128	Amcor PLC	157,386
3,021	Ball Corp.	169,810
2,419	Westrock Co.	75,957
		403,153
	Pharmaceuticals - 6.7%
1,481	AmerisourceBergen Corp.	230,384
20,511	Bristol-Myers Squibb Co.	1,414,439
2,608	Cardinal Health, Inc.	197,452
2,895	Cigna Corp.	845,629
3,718	DexCom, Inc. (a)	412,735
7,572	Eli Lilly & Co.	2,356,558
24,903	Johnson & Johnson	3,816,634
23,788	Merck & Co., Inc.	2,527,237
4,446	Zoetis, Inc., Class A	742,482
		12,543,550
	Pipelines - 0.5%
19,408	Kinder Morgan, Inc.	331,101
4,265	ONEOK, Inc.	279,144
11,633	Williams Cos., Inc.	350,153
		960,398
	Real Estate Investment Trusts - 2.5%
4,414	American Tower Corp.	874,016
4,451	Annaly Capital Management, Inc.	92,047
1,401	Boston Properties, Inc.	91,737
3,030	CBRE Group, Inc., Class A (a)	257,974
4,119	Crown Castle International Corp.	538,559
868	Equinix, Inc.	597,418
5,110	Healthpeak Properties, Inc.	122,947
8,734	Prologis, Inc.	1,077,776
1,028	SBA Communications Corp.	266,612
836	U-Haul Holding Co.	46,507
3,802	Ventas, Inc.	184,967
4,406	Welltower, Inc.	326,573
7,024	Weyerhaeuser Co.	219,500
		4,696,633
	Retail - 4.6%
571	Advance Auto Parts, Inc.	82,772
1,918	Best Buy Co., Inc.	159,405
1,513	CarMax, Inc. (a)	104,458
1,340	Genuine Parts Co.	236,992
9,704	Home Depot, Inc.	2,877,624
5,898	Lowe's Cos., Inc.	1,213,514
6,919	McDonald's Corp.	1,825,993
4,343	Target Corp.	731,796
11,042	TJX Cos., Inc.	845,817
1,059	Tractor Supply Co.	247,022
487	Ulta Beauty, Inc. (a)	252,656
		8,578,049
	Retail Trade - 0.1%
624	Burlington Stores, Inc. (a)	133,692

	Semiconductors - 5.1%
8,233	Applied Materials, Inc.	956,263
39,084	Intel Corp.	974,364
1,312	Lam Research Corp.	637,645
23,593	NVIDIA Corp.	5,477,351
8,702	Texas Instruments, Inc.	1,491,958
		9,537,581
	Software - 12.4%
4,470	Adobe, Inc. (a)	1,448,056
832	ANSYS, Inc. (a)	252,604
2,058	Autodesk, Inc. (a)	408,904
2,593	Cadence Design Systems, Inc. (a)	500,293
2,664	Electronic Arts, Inc.	295,544
2,549	Intuit, Inc.	1,037,902
67,442	Microsoft Corp.	16,821,384
9,530	Salesforce.com, Inc. (a)	1,559,203
1,900	ServiceNow, Inc. (a)	821,123
1,592	Take-Two Interactive Software, Inc. (a)	174,404
		23,319,417
	Telecommunications - 2.1%
39,245	Cisco Systems, Inc.	1,900,243
1,577	Motorola Solutions, Inc.	414,451
39,861	Verizon Communications, Inc.	1,547,006
		3,861,700
	Toys/Games/Hobbies - 0.0% (b)
1,244	Hasbro, Inc.	68,432

	Transportation - 2.3%
1,196	CH Robinson Worldwide, Inc.	119,552
20,231	CSX Corp.	616,843
1,551	Expeditors International of Washington, Inc.	162,173
795	JB Hunt Transport Services, Inc.	143,728
2,220	Norfolk Southern Corp.	499,100
898	Old Dominion Freight Line, Inc.	304,656
5,934	Union Pacific Corp.	1,230,000
6,876	United Parcel Service, Inc., Class B	1,254,801
		4,330,853
	Transportation and Warehousing - 0.1%
1,439	Knight-Swift Transportation Holdings, Inc.	81,793

	Utilities - 0.3%
2,150	Cheniere Energy, Inc.	338,281
2,366	Essential Utilities, Inc.	101,218
1,983	UGI Corp.	73,827
		513,326
	Water - 0.1%
1,720	American Water Works Co., Inc.	241,454

	Wholesale Trade - 0.1%
374	Pool Corp.	133,466

	TOTAL COMMON STOCKS (Cost - $163,387,358)	165,123,875

	SHORT TERM INVESTMENTS - 3.4%
	Money Market Funds - 3.4%
6,404,182	First American Treasury Obligations Fund, Class X, 4.48% (c)	6,404,182
	TOTAL SHORT TERM INVESTMENTS (Cost - $6,404,182)	6,404,182

	TOTAL INVESTMENTS - 99.7% (Cost - $185,142,268)	186,939,280
	Other Assets in Excess of Liabilities - 0.3%	564,493
	NET ASSETS - 100.0%	$187,503,773

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rounds to less than 0.1%.
(c) Interest rate reflects seven-day yield on February 28, 2023.
(d) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.